Other capital reserve (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of reserves within equity [line items]
Schedule of changes in other capital reserves

	Share-based payments	Equity Instruments (Refer note 30.1)	Reserve on expiry of warrant #	Total
March 31, 2023	257,795	341	23,258	281,394
Share-based payments expense during the year	229,260	-	-	229,260
Exercised during the year	(122,660)	-	-	(122,660)
Forfeited during the year	(9,301)	-	-	(9,301)
Expired during the year	-	-	-	-
March 31, 2024	355,094	341	23,258	378,693
Share-based payments expense during the year	123,811	-	-	123,811
Exercised during the year	(90,272)	-	-	(90,272)
Forfeited during the year	-	-	-	-
Expired during the year	-	-	-	-
March 31, 2025	388,633	341	23,258	412,232

Share plan 2006 and india share plan 2006 [member]
Disclosure of reserves within equity [line items]
Summary of Inputs for Model Used

The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, share options during the year:

	March 31,
	2024		2025
	No. of shares	Weighted average EP per share*	No. of shares	Weighted average EP per share*
Number of options outstanding at the beginning of the year	203,855	356.65	191,411	356.65
Granted during the year	-	-	-	-
Forfeited during the year	-	-	-	-
Expired during the year	12,444	361.70	191,411	356.65
Exercised during the year	-	-	-	-
Number of options outstanding at the end of the year	191,411	356.65	-	-

Vested/exercisable	191,411	356.65	-	-

*	The weighted average exercise price per share is fixed in USD. The amount disclosed in INR are determined by multiplying exercise price per share in USD by exchange rate of INR 85.43 per USD as at March 31, 2025 (March 31, 2024 INR 83.34 per USD).

Stock Option 2016 And Incentive Plan [Member]
Disclosure of reserves within equity [line items]
Summary of Inputs for Model Used

The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, share options during the year:

	March 31, 2024		March 31, 2025
	No. of shares	Weighted average EP per share*	No. of shares	Weighted average EP per share*
Number of options outstanding at the beginning of the year	271,370	259.07	189,081	270.91
Granted during the year	-	-	-	-
Forfeited during the year	62,331	150.48	34,605	810.14
Expired during the year	19,958	741.60	4,013	93.95
Number of options outstanding at the end of the year	189,081	270.91	150,463	170.86

Vested/exercisable	156,759	342.30	150,463	170.86

*	The weighted average exercise price per share is fixed in USD. The amount disclosed in INR are determined by multiplying exercise price per share in USD by exchange rate of INR 85.43 per USD as at March 31, 2025 (March 31, 2024 INR 83.34 per USD).

Restricted stock unit and performance stock units 2016 plan [member]
Disclosure of reserves within equity [line items]
Summary of Inputs for Model Used

The following tables list the inputs to the model used for the years then ended

	March 31, 2024		March 31, 2025
	PSU’s	RSU’s	PSU’s	RSU’s
Weighted average Fair value of ordinary share at the measurement date (USD)	2.02	2.02	1.35	2.02
Risk-free interest rate (%)	4.15%	4.15%	4.19%	4.15%
Expected volatility (%)	55.00%	55.00%	46.50%	55.00%
Expected life	4 years	4 years	4 years	4 years
Dividend Yield	0%	0%	0%	0%
Model used	Monte Carlo Simulation	Black-Scholes Valuation	Monte Carlo Simulation	Black-Scholes Valuation

Summary of Inputs for Model Used

	March 31, 2024	March 31, 2025
	No. of shares	No. of shares
Number of RSU/PSU’s outstanding at the beginning of the year	3,619,800	4,578,910
Granted during the year	1,983,129	1,483,551
Expired during the year	117,969	-
Vested/exercised during the year	906,050	694,096
Vested RSUs net settled for employee’s tax obligation*	-	69,189
Number of RSU/PSU’s outstanding at the end of the year	4,578,910	5,299,176

*	As per Tax laws applicable in India, the Company is obliged to withhold an amount for an employee’s tax obligation associated with a share-based payment and transfer that amount in cash, to the tax authority on the employee’s behalf. Accordingly, during the year ended March 31, 2025, the Group settled the transaction on a net basis by withholding the number of vested PSUs with a fair value equal to the monetary value of the employee’s tax obligation of INR 6,676 which has been paid to the tax authority on the employee’s behalf before March 31, 2025. Total tax liability paid of INR 6,676 is recognized in equity as transaction with equity shareholders.

The weighted average remaining contractual life for RSU’s outstanding as at March 31, 2025 was 0.92 years (March 31, 2024: 1.27).

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

The range of exercise prices for RSU’s outstanding at the end of the year is Nil (March 31, 2024: Nil).

During the year ended March 31, 2025, share based compensation cost for these RSU’s/PSU’s is recognized under personnel expenses amounting to INR 124,787 (March 31, 2024: 229,238 and March 31, 2023: 138,196). Refer to Note 11.

The following tables list the inputs to the model used for the years then ended

	March 31, 2024		March 31, 2025
	PSU’s	RSU’s	PSU’s	RSU’s
Weighted average Fair value of ordinary share at the measurement date (USD)	2.02	2.02	1.35	2.02
Risk-free interest rate (%)	4.15%	4.15%	4.19%	4.15%
Expected volatility (%)	55.00%	55.00%	46.50%	55.00%
Expected life	4 years	4 years	4 years	4 years
Dividend Yield	0%	0%	0%	0%
Model used	Monte Carlo Simulation	Black-Scholes Valuation	Monte Carlo Simulation	Black-Scholes Valuation